Accounting Policies, by Policy (Policies) - Honeywell Puerto Rico Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The financial statements of the Plan are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) using the accrual basis of accounting.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation

Investment Valuation

The Plan’s assets are held in the Honeywell Savings and Ownership Plan Master Trust (“Master Trust”) along with the assets of the Honeywell 401(k) Plan, the Honeywell Secured Benefit Plan and the Intermec FSSP Spinoff Plan. The Plan’s investment in the Master Trust represents the Plan’s interest in the net assets of the Master Trust for investment and administrative purposes. The Plan’s interest in the Master Trust is stated at fair value.

Notes Receivable from Participants	Notes Receivable from Participants Notes receivable from participants are valued at unpaid principal balance cost plus accrued unpaid interest.
Contributions	Contributions Employee contributions are recorded when withheld and employer matching contributions when earned
Payment of Benefits	Payment of Benefits Withdrawals and distributions to participants are recorded when paid.
Expenses

Expenses

Certain expenses relating to the administration of the Master Trust and managing the investment funds established thereunder are borne by certain businesses of the Employer, not by the participating Plan.